Oakmark Fund	December 31, 2021 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS – 94.7%
FINANCIALS – 32.2%
DIVERSIFIED FINANCIALS – 21.0%
Ally Financial, Inc.	12,643	$601,938
Capital One Financial Corp.	3,587	520,438
The Charles Schwab Corp.	6,069	510,403
The Goldman Sachs Group, Inc.	1,105	422,718
State Street Corp.	3,768	350,405
American Express Co.	2,034	332,811
Intercontinental Exchange, Inc.	2,400	328,248
The Bank of New York Mellon Corp.	4,535	263,366
KKR & Co., Inc.	2,970	221,265
Moody's Corp.	392	153,057
S&P Global, Inc.	206	97,256
		3,801,905
BANKS – 6.5%
Citigroup, Inc.	7,324	442,309
Bank of America Corp.	8,746	389,087
Wells Fargo & Co.	7,000	335,860
		1,167,256
INSURANCE – 4.7%
American International Group, Inc.	7,043	400,453
Reinsurance Group of America, Inc.	2,313	253,297
Willis Towers Watson PLC	800	189,992
		843,742
		5,812,903
COMMUNICATION SERVICES – 14.3%
MEDIA & ENTERTAINMENT – 13.0%
Alphabet, Inc., Class A (a)	220	636,813
Meta Platforms, Inc., Class A (a)	1,330	447,480
Netflix, Inc. (a)	678	408,514
Charter Communications, Inc., Class A (a)	561	365,429
Comcast Corp., Class A	6,251	314,618
Take-Two Interactive Software, Inc. (a)	1,000	177,720
		2,350,574
TELECOMMUNICATION SERVICES – 1.3%
T-Mobile US, Inc. (a)	2,000	231,960
		2,582,534
INFORMATION TECHNOLOGY – 11.9%
SOFTWARE & SERVICES – 10.4%
Gartner, Inc. (a)	1,357	453,513
Fiserv, Inc. (a)	3,800	394,402
DXC Technology Co. (a)	8,918	287,074
Workday, Inc., Class A (a)	1,007	275,038
Automatic Data Processing, Inc.	945	233,067
Visa, Inc., Class A	692	149,898
MasterCard, Inc., Class A	220	78,978
		1,871,970
TECHNOLOGY HARDWARE & EQUIPMENT – 1.5%
TE Connectivity, Ltd.	1,748	281,981
		2,153,951
CONSUMER DISCRETIONARY – 9.1%
CONSUMER SERVICES – 4.4%
Booking Holdings, Inc. (a)	167	399,712
Hilton Worldwide Holdings, Inc. (a)	2,472	385,623
		785,335
AUTOMOBILES & COMPONENTS – 2.6%
General Motors Co. (a)	5,062	296,785
BorgWarner, Inc.	4,000	180,280
		477,065
RETAILING – 2.1%
eBay, Inc.	4,548	302,422
Qurate Retail, Inc., Class A	9,641	73,268
		375,690
		1,638,090
ENERGY – 8.3%
EOG Resources, Inc.	5,919	525,746
ConocoPhillips	5,156	372,138
APA Corp.	12,744	342,681
Diamondback Energy, Inc.	2,360	254,526
		1,495,091
HEALTH CARE – 8.2%
HEALTH CARE EQUIPMENT & SERVICES – 6.3%
Humana, Inc.	898	416,546
HCA Healthcare, Inc.	1,580	405,933
CVS Health Corp.	3,078	317,544
		1,140,023
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES – 1.9%
Regeneron Pharmaceuticals, Inc. (a)	538	339,692
		1,479,715
CONSUMER STAPLES – 5.5%
FOOD, BEVERAGE & TOBACCO – 5.5%
Constellation Brands, Inc., Class A	1,485	372,665
Keurig Dr Pepper, Inc.	8,978	330,926
Altria Group, Inc.	6,000	284,340
		987,931
INDUSTRIALS – 4.1%
CAPITAL GOODS – 4.1%
General Electric Co.	2,527	238,726
PACCAR, Inc.	2,000	176,520
General Dynamics Corp.	800	166,776
Cummins, Inc.	722	157,497
		739,519

OAKMARK FUNDS

Oakmark Fund	December 31, 2021 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS – 94.7% (cont.)
REAL ESTATE – 1.1%
CBRE Group, Inc., Class A (a)	1,868	$202,697
TOTAL COMMON STOCKS – 94.7%
(Cost $8,883,048)		17,092,431

	Par Value	Value
SHORT-TERM INVESTMENT – 5.2%
REPURCHASE AGREEMENT – 5.2%
Fixed Income Clearing Corp. Repurchase Agreement, 0.01% dated 12/31/21 due 01/03/22, repurchase price $931,394, collateralized by United States Treasury Note, 1.375% due 12/31/28, value plus accrued interest of $950,021 (Cost: $931,393)	$931,393	931,393
TOTAL SHORT-TERM INVESTMENTS – 5.2%
(Cost $931,393)		931,393
TOTAL INVESTMENTS – 99.9% (Cost $9,814,441)		18,023,824
Other Assets In Excess of Liabilities – 0.1%		24,165
TOTAL NET ASSETS – 100.0%		$18,047,989

(a)	Non-income producing security

Oakmark.com

Oakmark Select Fund	December 31, 2021 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS – 95.7%
COMMUNICATION SERVICES – 23.5%
MEDIA & ENTERTAINMENT – 23.5%
Alphabet, Inc., Class A (a)	193	$559,161
Meta Platforms, Inc., Class A (a)	783	263,362
Charter Communications, Inc., Class A (a)	389	253,551
Netflix, Inc. (a)	420	252,784
		1,328,858
FINANCIALS – 23.2%
BANKS – 10.0%
Citigroup, Inc.	3,942	238,058
Bank of America Corp.	4,521	201,135
CIT Group, Inc.	1,357	69,644
First Citizens BancShares, Inc., Class A	56	46,413
First Citizens BancShares, Inc., Class B	13	9,882
		565,132
DIVERSIFIED FINANCIALS – 8.9%
Ally Financial, Inc.	6,000	285,665
Capital One Financial Corp.	1,499	217,504
		503,169
INSURANCE – 4.3%
American International Group, Inc.	4,210	239,369
		1,307,670
HEALTH CARE – 10.3%
HEALTH CARE EQUIPMENT & SERVICES – 7.0%
Humana, Inc.	467	216,623
HCA Healthcare, Inc.	703	180,549
		397,172
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES – 3.3%
Regeneron Pharmaceuticals, Inc. (a)	290	183,141
		580,313
CONSUMER DISCRETIONARY – 9.7%
CONSUMER SERVICES – 6.0%
Booking Holdings, Inc. (a)	82	196,737
Hilton Worldwide Holdings, Inc. (a)	896	139,841
		336,578
AUTOMOBILES & COMPONENTS – 3.7%
Lear Corp.	1,150	210,392
		546,970
REAL ESTATE – 8.4%
CBRE Group, Inc., Class A (a)(b)	4,367	473,826

ENERGY – 6.1%
EOG Resources, Inc.	2,244	199,302
APA Corp.	5,500	147,895
		347,197
INDUSTRIALS – 5.8%
CAPITAL GOODS – 5.8%
General Electric Co.	1,753	165,578
Allison Transmission Holdings, Inc.	4,490	163,211
		328,789
INFORMATION TECHNOLOGY – 4.7%
SOFTWARE & SERVICES – 4.7%
Fiserv, Inc. (a)	2,550	264,665

CONSUMER STAPLES – 4.0%
FOOD, BEVERAGE & TOBACCO – 4.0%
Constellation Brands, Inc., Class A	910	228,282
TOTAL COMMON STOCKS – 95.7%
(Cost $2,798,616)		5,406,570

	Par Value	Value
SHORT-TERM INVESTMENT – 4.8%
REPURCHASE AGREEMENT – 4.8%
Fixed Income Clearing Corp. Repurchase Agreement, 0.01% dated 12/31/21 due 01/03/22, repurchase price $268,659, collateralized by United States Treasury Note,1.375% due 12/31/28, value plus accrued interest of $274,032 (Cost: $268,659)	$268,659	268,659
TOTAL SHORT-TERM INVESTMENTS – 4.8%
(Cost $268,659)		268,659
TOTAL INVESTMENTS – 100.5% (Cost $3,067,275)		5,675,229
Liabilities In Excess of Other Assets – (0.5)%		(27,233)
TOTAL NET ASSETS – 100.0%		$5,647,996

(a)	Non-income producing security
(b)	All or a portion of this investment is held in connection with one or more options within the Fund.

OAKMARK FUNDS

Oakmark Select Fund	December 31, 2021 (Unaudited)
Schedule of Investments (in thousands)

WRITTEN OPTIONS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums (Received) by Fund	Unrealized Gain/(Loss)

CALLS
CBRE Group, Inc.	$95.00	3/18/22	(20,000)	$(217,020)	$(30,000)	$(18,079)	$(11,921)
				$(217,020)	$(30,000)	$(18,079)	$(11,921)

Oakmark.com

Oakmark Global Fund

Global Diversification —December 31, 2021 (Unaudited)

		% of Equity Investments
North America		49.3%
	United States		49.3%
Europe		44.2%
	Germany*		16.3%
	Switzerland		10.6%
	United Kingdom		10.6%
	Netherlands*		3.5%
	Belgium*		1.9%
	Ireland*		1.3%
Asia		4.6%
	China		3.0%
	India		1.1%
	Japan		0.3%
	Korea		0.2%
Australasia		1.0%
	Australia		1.0%
Latin America		0.9%
	Mexico		0.9%

*	Euro currency countries comprise 23.0% of equity investments.

Oakmark Global Fund	December 31, 2021 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS – 98.4%
FINANCIALS – 21.6%
BANKS – 9.7%
Lloyds Banking Group PLC (United Kingdom)	103,280	$66,822
Bank of America Corp. (United States)	1,222	54,380
Axis Bank, Ltd. (India) (a)	1,837	16,769
Citigroup, Inc. (United States)	194	11,685
		149,656
DIVERSIFIED FINANCIALS – 6.5%
Credit Suisse Group AG (Switzerland)	6,410	62,412
Julius Baer Group, Ltd. (Switzerland)	578	38,821
		101,233
INSURANCE – 5.4%
Allianz SE (Germany)	229	54,191
Prudential PLC (United Kingdom)	910	15,704
Willis Towers Watson PLC (United States)	59	13,917
		83,812
		334,701
CONSUMER DISCRETIONARY – 18.4%
AUTOMOBILES & COMPONENTS – 10.6%
General Motors Co. (United States) (a)	1,240	72,696
Continental AG (Germany) (a)	419	44,395
Daimler AG (Germany)	526	40,484
Toyota Motor Corp. (Japan)	238	4,356
Vitesco Technologies Group AG (Germany) (a)	57	2,789
		164,720
RETAILING – 6.4%
Prosus N.V. (Netherlands)	634	53,113
Alibaba Group Holding, Ltd. (China) (a)	2,996	45,679
		98,792
CONSUMER SERVICES – 1.4%
Booking Holdings, Inc. (United States) (a)	7	17,442
Compass Group PLC (United Kingdom) (a)	154	3,446
		20,888
		284,400
COMMUNICATION SERVICES – 15.2%
MEDIA & ENTERTAINMENT – 13.5%
Alphabet, Inc., Class A (United States) (a)	41	117,808
Liberty Broadband Corp., Class C (United States) (a)	239	38,503
The Interpublic Group of Cos., Inc. (United States)	903	33,823
Grupo Televisa SAB ADR (Mexico) (b)	1,422	13,326
Charter Communications, Inc., Class A (United States) (a)	10	6,585
		210,045
TELECOMMUNICATION SERVICES – 1.7%
Liberty Global PLC, Class A (United Kingdom) (a)	930	25,793
		235,838
INFORMATION TECHNOLOGY – 13.0%
SOFTWARE & SERVICES – 7.9%
Oracle Corp. (United States)	391	34,082
Fiserv, Inc. (United States) (a)	319	33,088
MasterCard, Inc., Class A (United States)	83	29,859
SAP SE (Germany)	181	25,795
		122,824
TECHNOLOGY HARDWARE & EQUIPMENT – 5.1%
TE Connectivity, Ltd. (United States)	490	78,976
		201,800
HEALTH CARE – 12.4%
HEALTH CARE EQUIPMENT & SERVICES – 6.2%
Tenet Healthcare Corp. (United States) (a)	613	50,039
Humana, Inc. (United States)	72	33,398
Envista Holdings Corp. (United States) (a)	289	13,040
		96,477
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES – 6.2%
Bayer AG (Germany)	1,302	69,663
Novartis AG (Switzerland)	295	25,947
		95,610
		192,087
INDUSTRIALS – 9.4%
CAPITAL GOODS – 8.1%
CNH Industrial N.V. (United Kingdom)	1,758	34,160
Howmet Aerospace, Inc. (United States)	799	25,429
General Dynamics Corp. (United States)	96	20,076
Flowserve Corp. (United States)	615	18,804
Travis Perkins PLC (United Kingdom)	761	16,020
Daimler Truck Holding AG (Germany) (a)	317	11,670
		126,159
TRANSPORTATION – 1.3%
Ryanair Holdings PLC ADR (Ireland) (a) (b)	180	18,444
Ryanair Holdings PLC (Ireland) (a)	62	1,082
		19,526
		145,685
MATERIALS – 3.9%
Glencore PLC (Switzerland)	6,911	35,076
Incitec Pivot, Ltd. (Australia)	6,461	15,231
Arconic Corp. (United States) (a)	306	10,102
		60,409
CONSUMER STAPLES – 3.2%
FOOD, BEVERAGE & TOBACCO – 3.2%
Anheuser-Busch InBev SA/NV (Belgium)	487	29,456

OAKMARK FUNDS

Oakmark Global Fund	December 31, 2021 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS – 98.4% (cont.)
CONSUMER STAPLES – 3.2% (cont.)
FOOD, BEVERAGE & TOBACCO – 3.2% (cont.)
Keurig Dr Pepper, Inc. (United States)	526	$19,392
		48,848
ENERGY – 1.3%
Nov, Inc. (United States)	1,500	20,325
TOTAL COMMON STOCKS – 98.4%
(Cost $976,836)		1,524,093
PREFERRED STOCKS – 0.2%
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS – 0.2%
Samsung Electronics Co., Ltd. (South Korea)	58	3,480
TOTAL PREFERRED STOCKS – 0.2%
(Cost $3,316)		3,480

	Par Value	Value
SHORT-TERM INVESTMENT – 1.4%
REPURCHASE AGREEMENT – 1.4%
Fixed Income Clearing Corp. Repurchase Agreement, 0.01% dated 12/31/21 due 01/03/22, repurchase price $22,286, collateralized by United States Treasury Note, 1.375% due 12/31/28, value plus accrued interest of $22,731 (Cost: $22,286)	$22,286	22,286
TOTAL SHORT-TERM INVESTMENTS – 1.4%
(Cost $22,286)		22,286
TOTAL INVESTMENTS – 100.0% (Cost $1,002,438)		1,549,859
Foreign Currencies (Cost $0)(d) – 0.0%(c)		0	(d)
Liabilities In Excess of Other Assets – 0.0%		(721)
TOTAL NET ASSETS – 100.0%		$1,549,138

(a) Non-income producing security

(b) Sponsored American Depositary Receipt

(c) Amount rounds to less than 0.1%.

(d) Amount rounds to less than $1,000.

Oakmark.com

Oakmark Global Fund	December 31, 2021 (Unaudited)
Schedule of Investments (in thousands)

FORWARD FOREIGN CURRENCY CONTRACT (in thousands)

	Local Contract Amount	Base Contract Amount	Settlement Date	Valuation at 12/31/21	Unrealized Appreciation/ (Depreciation)
Foreign Currency Sold:
Swiss Franc	17,148	$18,680	06/15/22	$18,916	$(236)
				$18,916	$(236)

OAKMARK FUNDS

Oakmark Global Select Fund

Global Diversification — December 31, 2021 (Unaudited)

		% of Equity Investments
North America		54.9%
	United States		54.9%
Europe		39.7%
	Germany*		16.0%
	United Kingdom		9.4%
	Switzerland		7.5%
	Netherlands*		4.5%
	France*		2.3%
Asia		5.4%
	South Korea		3.5%
	China		1.9%

*	Euro currency countries comprise 22.8% of equity investments.

Oakmark Global Select Fund	December 31, 2021 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS – 95.6%
FINANCIALS – 23.1%
BANKS – 14.2%
Lloyds Banking Group PLC (United Kingdom)	154,675	$100,074
Bank of America Corp. (United States)	1,875	83,396
Citigroup, Inc. (United States)	994	60,046
		243,516
DIVERSIFIED FINANCIALS – 4.6%
Credit Suisse Group AG (Switzerland)	8,036	78,242
INSURANCE – 4.3%
American International Group, Inc. (United States)	1,285	73,077
		394,835
HEALTH CARE – 21.6%
HEALTH CARE EQUIPMENT & SERVICES – 14.4%
Humana, Inc. (United States)	212	98,385
HCA Healthcare, Inc. (United States)	345	88,509
Fresenius Medical Care AG & Co. KGaA (Germany)	927	60,312
		247,206
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES – 7.2%
Bayer AG (Germany)	1,428	76,412
Novartis AG (Switzerland)	536	47,223
		123,635
		370,841
COMMUNICATION SERVICES – 19.7%
MEDIA & ENTERTAINMENT – 19.7%
Alphabet, Inc., Class A (United States) (a)	77	221,705
Charter Communications, Inc., Class A (United States) (a)	123	79,997
NAVER Corp. (South Korea)	110	34,960
		336,662
CONSUMER DISCRETIONARY – 12.9%
RETAILING – 6.2%
Prosus N.V. (Netherlands)	888	74,321
Alibaba Group Holding, Ltd. (China) (a)	2,057	31,361
		105,682
AUTOMOBILES & COMPONENTS – 3.5%
Daimler AG (Germany)	793	61,045
CONSUMER SERVICES – 3.2%
Booking Holdings, Inc. (United States) (a)	23	54,235
		220,962
INFORMATION TECHNOLOGY – 7.6%
SOFTWARE & SERVICES – 7.6%
Fiserv, Inc. (United States) (a)	760	78,828
SAP SE (Germany)	358	50,950
		129,778
REAL ESTATE – 4.3%
CBRE Group, Inc., Class A (United States) (a)	680	73,809

INDUSTRIALS – 4.2%
CAPITAL GOODS – 4.2%
CNH Industrial N.V. (United Kingdom)	2,851	55,404
Daimler Truck Holding AG (Germany) (a)	442	16,251
		71,655
CONSUMER STAPLES – 2.2%
FOOD, BEVERAGE & TOBACCO – 2.2%
Danone SA (France)	619	38,440
TOTAL COMMON STOCKS – 95.6% (Cost $1,146,963)		1,636,982
PREFERRED STOCKS – 1.3%
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS – 1.3%
Samsung Electronics Co., Ltd. (South Korea)	379	22,712
TOTAL PREFERRED STOCKS – 1.3% (Cost $22,486)		22,712

	Par Value	Value
SHORT-TERM INVESTMENTS – 2.9%
REPURCHASE AGREEMENT – 2.9%
Fixed Income Clearing Corp. Repurchase Agreement, 0.01% dated 12/31/21 due 01/03/22, repurchase price $48,871, collateralized by United States Treasury Note, 1.375% due 12/31/28, value plus accrued interest of $49,848 (Cost: $48,871)	$48,871	48,871
TOTAL SHORT-TERM INVESTMENTS – 2.9% (Cost $48,871)		48,871
TOTAL INVESTMENTS – 99.8% (Cost $1,218,320)		1,708,565
Foreign Currencies (Cost $0)(c) – 0.0% (b)		0	(c)
Other Assets In Excess of Liabilities – 0.2%		3,064
TOTAL NET ASSETS – 100.0%		$1,711,629

(a)	Non-income producing security
(b)	Amount rounds to less than 0.1%.
(c)	Amount rounds to less than $1,000.

OAKMARK FUNDS

Oakmark Global Select Fund	December 31, 2021 (Unaudited)
Schedule of Investments (in thousands)

FORWARD FOREIGN CURRENCY CONTRACT (in thousands)

	Local Contract Amount	Base Contract Amount	Settlement Date	Valuation at 12/31/21	Unrealized Appreciation/ (Depreciation)
Foreign Currency Sold:
Swiss Franc	16,813	$18,315	06/15/22	$18,547	$(232)
				$18,547	$(232)

Oakmark.com

Oakmark International Fund

Global Diversification —December 31, 2021 (Unaudited)

		% of Equity Investments
Europe		85.1%
	Germany*		25.2%
	United Kingdom		16.7%
	France*		12.8%
	Switzerland		12.4%
	Sweden		4.8%
	Netherlands*		4.2%
	Italy*		3.3%
	Belgium*		2.0%
	Spain*		1.6%
	Ireland*		1.4%
	Finland*		0.7%
Asia		9.4%
	China		3.2%
	Japan		1.9%
	South Korea		2.5%
	India		1.1%
	Indonesia		0.7%
North America		2.0%
	Canada		2.0%
Australasia		1.8%
	Australia		1.8%
Latin America		0.9%
	Mexico		0.9%
Africa		0.8%
	South Africa		0.8%

*	Euro currency countries comprise 51.2% of equity investments.

Oakmark International Fund	December 31, 2021 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS – 95.9%
FINANCIALS – 24.4%
BANKS – 13.2%
Lloyds Banking Group PLC (United Kingdom)	1,545,797	$1,000,126
BNP Paribas SA (France)	13,703	948,071
Intesa Sanpaolo SPA (Italy)	339,262	878,332
NatWest Group PLC (United Kingdom)	103,140	315,089
Axis Bank, Ltd. (India) (a)	31,446	287,043
Bank Mandiri Persero Tbk PT (Indonesia)	368,836	181,798
		3,610,459
DIVERSIFIED FINANCIALS – 6.8%
Credit Suisse Group AG (Switzerland)	89,979	876,091
EXOR N.V. (Netherlands)	6,564	590,048
Schroders PLC (United Kingdom)	8,392	404,395
		1,870,534
INSURANCE – 4.4%
Allianz SE (Germany)	3,876	916,416
Prudential PLC (United Kingdom)	16,490	284,471
		1,200,887
		6,681,880
CONSUMER DISCRETIONARY – 23.9%
AUTOMOBILES & COMPONENTS – 11.3%
Bayerische Motoren Werke AG (Germany)	8,471	853,406
Continental AG (Germany) (a)	7,169	759,966
Daimler AG (Germany)	8,762	674,212
Valeo (France) (b)	13,265	401,417
Toyota Motor Corp. (Japan)	18,500	338,628
Vitesco Technologies Group AG (Germany) (a)	1,331	65,460
		3,093,089
RETAILING – 7.5%
Alibaba Group Holding, Ltd. (China) (a)	37,184	567,002
Prosus N.V. (Netherlands)	6,407	536,357
H & M Hennes & Mauritz AB, Class B (Sweden)	26,211	516,559
Vipshop Holdings, Ltd. ADR (China) (a) (c)	27,869	234,103
Naspers, Ltd., N Shares (South Africa)	1,320	204,810
		2,058,831
CONSUMER SERVICES – 4.0%
Accor SA (France) (a) (b)	16,698	540,869
Restaurant Brands International, Inc. (Canada)	4,092	248,294
Compass Group PLC (United Kingdom) (a)	10,877	243,066
Trip.com Group, Ltd. (China) (a)	2,330	57,005
		1,089,234
CONSUMER DURABLES & APPAREL – 1.1%
The Swatch Group AG, Bearer Shares (Switzerland)	749	229,351
Cie Financiere Richemont SA, Class A (Switzerland)	417	62,601
		291,952
		6,533,106
HEALTH CARE – 10.1%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES – 6.6%
Bayer AG (Germany)	19,084	1,021,168
Novartis AG (Switzerland)	6,006	529,115
Roche Holding AG (Switzerland)	620	257,740
		1,808,023
HEALTH CARE EQUIPMENT & SERVICES – 3.5%
Fresenius Medical Care AG & Co. KGaA (Germany)	8,266	537,766
Fresenius SE & Co. KGaA (Germany)	10,098	406,987
		944,753
		2,752,776
INDUSTRIALS – 9.8%
CAPITAL GOODS – 7.7%
CNH Industrial N.V. (United Kingdom)	36,497	709,280
SKF AB, Class B (Sweden)	16,935	402,007
Volvo AB, Class B (Sweden)	15,052	349,219
Daimler Truck Holding AG (Germany) (a)	5,894	216,667
Komatsu, Ltd. (Japan)	7,390	173,049
Smiths Group PLC (United Kingdom)	7,516	160,689
Rolls-Royce Holdings PLC (United Kingdom) (a)	59,244	98,537
		2,109,448
TRANSPORTATION – 1.4%
Ryanair Holdings PLC ADR (Ireland) (a) (c)	3,512	359,364
Ryanair Holdings PLC (Ireland) (a)	1,147	19,921
		379,285
COMMERCIAL & PROFESSIONAL SERVICES – 0.7%
Brambles, Ltd. (Australia)	24,780	191,646
		2,680,379
MATERIALS – 8.3%
Glencore PLC (Switzerland)	154,466	783,938
Holcim, Ltd. (Switzerland)	10,858	554,199
thyssenkrupp AG (Germany) (a) (b)	41,858	461,499
Orica, Ltd. (Australia) (b)	28,452	283,386
UPM-Kymmene OYJ (Finland)	5,191	197,751
		2,280,773
COMMUNICATION SERVICES – 7.3%
MEDIA & ENTERTAINMENT – 5.5%
Publicis Groupe SA (France)	6,565	442,482
NAVER Corp. (South Korea)	991	315,648
WPP PLC (United Kingdom)	19,684	298,274
Grupo Televisa SAB ADR (Mexico) (c)	26,974	252,751
Informa PLC (United Kingdom) (a)	28,930	202,289
		1,511,444

OAKMARK FUNDS

Oakmark International Fund	December 31, 2021 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS – 95.9% (cont.)
COMMUNICATION SERVICES – 7.3% (cont.)
TELECOMMUNICATION SERVICES – 1.8%
Liberty Global PLC, Class A (United Kingdom) (a)	17,915	$496,975
		2,008,419
INFORMATION TECHNOLOGY – 6.9%
SOFTWARE & SERVICES – 6.9%
Worldline SA (France) (a)	9,766	544,905
SAP SE (Germany)	3,202	455,363
Amadeus IT Group SA (Spain) (a)	6,264	425,306
Open Text Corp. (Canada)	5,996	284,606
Capgemini SE (France)	710	174,113
		1,884,293
CONSUMER STAPLES – 5.2%
FOOD, BEVERAGE & TOBACCO – 3.3%
Anheuser-Busch InBev SA/NV (Belgium)	8,889	538,057
Danone SA (France)	5,726	355,850
		893,907
HOUSEHOLD & PERSONAL PRODUCTS – 1.9%
Henkel AG & Co. KGaA (Germany)	3,683	288,046
Reckitt Benckiser Group PLC (United Kingdom)	2,676	229,748
		517,794
		1,411,701
TOTAL COMMON STOCKS – 95.9% (Cost $24,076,814)		26,233,327
PREFERRED STOCKS – 1.4%
INFORMATION TECHNOLOGY – 1.3%
TECHNOLOGY HARDWARE & EQUIPMENT – 1.3%
Samsung Electronics Co., Ltd. (South Korea)	5,866	351,349
CONSUMER STAPLES – 0.1%
HOUSEHOLD & PERSONAL PRODUCTS – 0.1%
Henkel AG & Co. KGaA (Germany)	477	38,650
TOTAL PREFERRED STOCKS – 1.4% (Cost $392,852)		389,999

	Par Value	Value
SHORT-TERM INVESTMENTS – 2.5%
REPURCHASE AGREEMENT – 1.5%
Fixed Income Clearing Corp. Repurchase Agreement, 0.01% dated 12/31/21 due 01/03/22, repurchase price $405,541, collateralized by United States Treasury Note, 1.375% due 12/31/28, value plus accrued interest of $413,652 (Cost: $405,541)	$405,541	$405,541
COMMERCIAL PAPER – 1.0%
American Honda Finance Corp.,
0.17% - 0.24%, due 01/05/22 - 02/03/22 (d)	135,000	134,986
General Mills, Inc., 144A,
0.14% - 0.16%, due 01/07/22 - 01/12/22 (d) (e)	65,000	64,997
Walgreens Boots, 144A,
0.27% - 0.31%, due 01/13/22 - 01/26/22 (d) (e)	60,000	59,989
Anthem, Inc., 144A,
0.10%, due 01/03/22 (d) (e)	20,000	20,000
TOTAL COMMERCIAL PAPER – 1.0% (Cost $279,975)		279,972
TOTAL SHORT-TERM INVESTMENTS – 2.5% (Cost $685,516)		685,513
TOTAL INVESTMENTS – 99.8% (Cost $25,155,182)		27,308,839
Foreign Currencies (Cost $5) – 0.0% (f)		5
Other Assets In Excess of Liabilities – 0.2%		52,564
TOTAL NET ASSETS – 100.0%		$27,361,408

(a)	Non-income producing security
(b)	See Note 2 in the Notes to Schedules of Investments regarding investments in affiliated issuers.
(c)	Sponsored American Depositary Receipt
(d)	The rate shown represents the annualized yield at the time of purchase; not a coupon rate.
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers.
(f)	Amount rounds to less than 0.1%.

Oakmark.com

Oakmark International Fund	December 31, 2021 (Unaudited)
Schedule of Investments (in thousands)

FORWARD FOREIGN CURRENCY CONTRACT (in thousands)
	Local Contract Amount	Base Contract Amount	Settlement Date	Valuation at 12/31/21	Unrealized Appreciation/ (Depreciation)
Foreign Currency Sold:
Swiss Franc	341,128	$371,436	06/15/22	$376,302	$(4,866)
				$376,302	$(4,866)

Schedule of Transactions with Affiliated Issuers

Purchase and sale transactions and dividend and interest income earned during the period on these securities are set forth below (in thousands). The industry, country, or geographic region for each of the below affiliates can be found in the Schedule of Investments.

Affiliates	Shares Held	Purchases (Cost)	Sales (Proceeds)	Realized Gain/(Loss)	Change in Unrealized	Dividend Income	Value September 30, 2021	Value December 31, 2021	Percent of Net Assets
Accor SA	16,698	$15,705	$13,338	(603)	$(50,880)	$0	$589,985	$540,869	2.0%
Orica, Ltd.	28,452	11,728	0		4,640	3,357	267,018	283,386	1.0%
thyssenkrupp AG	41,858	6,350	34,395	(12,105)	36,871	0	464,778	461,499	1.7%
Valeo	13,265	0	0		31,219	0	370,198	401,417	1.5%
TOTAL	100,273	$33,783	$47,733	$(12,708)	$21,850	$3,357	$1,691,979	$1,687,171	6.2%

OAKMARK FUNDS

Oakmark International Small Cap Fund

Global Diversification —December 31, 2021 (Unaudited)

	% of Equity Investments
Europe	71.5%
United Kingdom		19.1%
Germany*		10.6%
Switzerland		9.4%
Finland*		6.4%
Sweden		5.7%
Italy*		5.6%
Netherlands*		4.4%
Spain*		2.8%
Norway		2.6%
Denmark		2.2%
Portugal*		2.0%
Belgium*		0.7%
Asia	11.8%
South Korea		4.7%
Japan		3.9%
China		2.3%
Indonesia		0.9%
Australasia	8.0%
Australia		8.0%
Latin America	5.1%
Mexico		5.1%
North America	2.5%
Canada		2.5%
Middle East	1.1%
Israel		1.1%

*	Euro currency countries comprise 32.5% of equity investments.

Oakmark International Small Cap Fund	December 31, 2021 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS – 96.7%
INDUSTRIALS – 27.3%
CAPITAL GOODS – 14.2%
Konecranes OYJ (Finland)	1,555	$62,235
Duerr AG (Germany)	923	42,164
Metso Outotec Oyj (Finland)	3,730	39,692
Travis Perkins PLC (United Kingdom)	1,627	34,243
Babcock International Group PLC (United Kingdom) (a)	7,191	31,012
Sulzer AG (Switzerland)	181	17,894
Howden Joinery Group PLC (United Kingdom)	381	4,641
dormakaba Holding AG (Switzerland)	2	1,258
		233,139
COMMERCIAL & PROFESSIONAL SERVICES – 13.1%
Loomis AB (Sweden)	1,719	45,790
Applus Services SA (Spain)	4,906	45,158
ISS A/S (Denmark) (a)	1,849	35,388
Mitie Group PLC (United Kingdom)	26,052	22,744
Randstad N.V. (Netherlands)	329	22,488
Hays PLC (United Kingdom)	10,790	21,351
Pagegroup PLC (United Kingdom)	1,411	12,095
SThree PLC (United Kingdom)	1,823	11,452
		216,466
		449,605
FINANCIALS – 21.4%
DIVERSIFIED FINANCIALS – 14.3%
Julius Baer Group, Ltd. (Switzerland)	804	53,984
Azimut Holding SpA (Italy)	1,827	51,334
Abrdn PLC (United Kingdom)	10,800	35,214
Element Fleet Management Corp. (Canada)	3,239	32,980
EFG International AG (Switzerland)	4,311	32,878
St James's Place PLC (United Kingdom)	1,316	29,995
		236,385
BANKS – 4.6%
BNK Financial Group, Inc. (South Korea)	6,657	47,039
DGB Financial Group, Inc. (South Korea)	3,547	27,985
		75,024
INSURANCE – 2.5%
Talanx AG (Germany)	843	40,808
		352,217
INFORMATION TECHNOLOGY – 12.0%
SOFTWARE & SERVICES – 10.2%
Software AG (Germany)	1,232	49,208
Atea ASA (Norway)	2,198	40,933
Nihon Unisys, Ltd. (Japan)	1,049	29,461
Link Administration Holdings, Ltd. (Australia)	6,143	24,893
TeamViewer AG (Germany) (a)	1,789	24,078
		168,573
TECHNOLOGY HARDWARE & EQUIPMENT – 1.8%
Softwareone Holding AG (Switzerland)	1,380	29,930
		198,503
COMMUNICATION SERVICES – 8.6%
MEDIA & ENTERTAINMENT – 5.8%
Megacable Holdings SAB de CV (Mexico)	11,277	38,422
oOh!media, Ltd. (Australia) (a)	23,686	29,124
Hakuhodo DY Holdings, Inc. (Japan)	1,285	21,402
Nordic Entertainment Group AB, Class B (Sweden) (a)	141	7,316
		96,264
TELECOMMUNICATION SERVICES – 2.8%
NOS SGPS SA (Portugal)	8,037	31,201
Sarana Menara Nusantara Tbk PT (Indonesia)	181,538	14,329
		45,530
		141,794
CONSUMER DISCRETIONARY – 8.0%
AUTOMOBILES & COMPONENTS – 4.7%
Pirelli & C SpA (Italy)	5,029	34,974
Autoliv, Inc. (Sweden)	276	28,572
Vitesco Technologies Group AG (Germany) (a)	262	12,866
Dometic Group AB (Sweden)	109	1,436
		77,848
CONSUMER SERVICES – 2.4%
Wynn Macau, Ltd. (China) (a)	44,137	36,056
Autogrill SpA (Italy) (a)	455	3,237
		39,293
RETAILING – 0.5%
Wickes Group PLC (United Kingdom)	2,380	7,636
CONSUMER DURABLES & APPAREL – 0.4%
Gildan Activewear, Inc. (Canada)	164	6,966
		131,743
CONSUMER STAPLES – 7.3%
FOOD, BEVERAGE & TOBACCO – 3.9%
JDE Peet's N.V. (Netherlands)	1,536	47,397
Strauss Group, Ltd. (Israel)	554	17,285
		64,682
HOUSEHOLD & PERSONAL PRODUCTS – 2.7%
Kimberly-Clark de Mexico SAB de CV, Class A (Mexico)	28,608	43,326
FOOD & STAPLES RETAILING – 0.7%
Sugi Holdings Co., Ltd. (Japan)	197	11,943
		119,951
HEALTH CARE – 5.0%
HEALTH CARE EQUIPMENT & SERVICES – 5.0%
Ansell, Ltd. (Australia)	1,572	36,031
ConvaTec Group PLC (United Kingdom)	12,289	32,129
Elekta AB, Class B (Sweden)	593	7,514

OAKMARK FUNDS

Oakmark International Small Cap Fund	December 31, 2021 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS – 96.7% (cont.)
HEALTH CARE – 5.0% (cont.)
HEALTH CARE EQUIPMENT & SERVICES – 5.0% (cont.)
Healius, Ltd. (Australia)	1,861	$7,148
		82,822
MATERIALS – 4.8%
DS Smith PLC (United Kingdom)	6,914	35,919
Incitec Pivot, Ltd. (Australia)	12,798	30,168
Titan Cement International SA (Belgium)	778	11,740
Essentra PLC (United Kingdom)	210	979
		78,806
REAL ESTATE – 2.3%
LSL Property Services PLC (United Kingdom)	4,369	24,244
IWG PLC (Switzerland) (a)	3,436	13,533
		37,777
TOTAL COMMON STOCKS – 96.7% (Cost $1,403,951)		1,593,218

	Par Value	Value
SHORT-TERM INVESTMENT – 2.7%
REPURCHASE AGREEMENT – 2.7%
Fixed Income Clearing Corp. Repurchase Agreement, 0.01% dated 12/31/21 due 01/03/22, repurchase price $44,986, collateralized by United States Treasury Note, 1.375% due 12/31/28, value plus accrued interest of $45,885 (Cost: $44,986)	$44,986	44,986
TOTAL SHORT-TERM INVESTMENTS – 2.7% (Cost $44,986)		44,986
TOTAL INVESTMENTS – 99.4% (Cost $1,448,937)		1,638,204
Foreign Currencies (Cost $0) (c) – 0.0%(b)		0(c)
Other Assets In Excess of Liabilities – 0.6%		10,587
TOTAL NET ASSETS – 100.0%		$1,648,791

(a)	Non-income producing security
(b)	Amount rounds to less than 0.1%.
(c)	Amount rounds to less than $1,000.

Oakmark.com

Oakmark International Small Cap Fund	December 31, 2021 (Unaudited)
Schedule of Investments (in thousands)

FORWARD FOREIGN CURRENCY CONTRACT (in thousands)
	Local Contract Amount	Base Contract Amount	Settlement Date	Valuation at 12/31/21	Unrealized Appreciation/ (Depreciation)
Foreign Currency Sold:
Swiss Franc	17,964	$19,569	06/15/22	$19,816	$(247)
				$19,816	$(247)

OAKMARK FUNDS

Oakmark Equity and Income Fund	December 31, 2021 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS – 63.9%
FINANCIALS – 12.3%
BANKS – 5.1%
Bank of America Corp.	5,588	$248,593
Citigroup, Inc.	2,530	152,765
		401,358
DIVERSIFIED FINANCIALS – 4.3%
Ally Financial, Inc.	4,607	219,320
State Street Corp.	653	60,748
The Charles Schwab Corp.	706	59,358
		339,426
INSURANCE – 2.9%
Reinsurance Group of America, Inc.	1,298	142,172
American International Group, Inc.	1,460	82,993
		225,165
		965,949
CONSUMER DISCRETIONARY – 9.4%
AUTOMOBILES & COMPONENTS – 8.1%
General Motors Co. (a)	4,437	260,123
Lear Corp.	832	152,294
BorgWarner, Inc.	3,140	141,538
Thor Industries, Inc.	808	83,818
		637,773
CONSUMER DURABLES & APPAREL – 0.8%
Carter's, Inc.	602	60,904
CONSUMER SERVICES – 0.5%
Booking Holdings, Inc. (a)	16	39,203
		737,880
COMMUNICATION SERVICES – 8.7%
MEDIA & ENTERTAINMENT – 8.7%
Alphabet, Inc., Class A (a)	118	340,692
Charter Communications, Inc., Class A (a)	274	178,509
Comcast Corp., Class A	1,760	88,586
Meta Platforms, Inc., Class A (a)	213	71,643
Warner Music Group Corp., Class A	124	5,337
		684,767
HEALTH CARE – 8.5%
HEALTH CARE EQUIPMENT & SERVICES – 8.0%
CVS Health Corp.	2,298	237,086
HCA Healthcare, Inc.	636	163,298
LivaNova PLC (a)	1,280	111,911
Humana, Inc.	194	89,803
Zimmer Biomet Holdings, Inc.	236	29,969
		632,067
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES – 0.5%
Regeneron Pharmaceuticals, Inc. (a)	60	37,886
		669,953
INFORMATION TECHNOLOGY – 6.1%
SOFTWARE & SERVICES – 3.1%
Global Payments, Inc.	671	90,719
Fiserv, Inc. (a)	776	80,562
salesforce.com, Inc. (a)	277	70,470
		241,751
TECHNOLOGY HARDWARE & EQUIPMENT – 3.0%
TE Connectivity, Ltd.	1,480	238,796
		480,547
CONSUMER STAPLES – 5.7%
FOOD, BEVERAGE & TOBACCO – 5.7%
Philip Morris International, Inc.	2,257	214,396
Keurig Dr Pepper, Inc.	3,617	133,315
Constellation Brands, Inc., Class A	280	70,347
Nestlé SA ADR (Switzerland) (b)	213	29,872
		447,930
INDUSTRIALS – 5.7%
CAPITAL GOODS – 5.5%
Carlisle Cos., Inc.	641	159,138
General Dynamics Corp.	518	107,925
Howmet Aerospace, Inc.	3,084	98,158
Johnson Controls International PLC	824	66,980
		432,201
COMMERCIAL & PROFESSIONAL SERVICES – 0.2%
KAR Auction Services, Inc. (a)	971	15,174
		447,375
ENERGY – 3.3%
PDC Energy, Inc.	2,388	116,467
Diamondback Energy, Inc.	615	66,355
ChampionX Corp. (a)	2,837	57,331
Nov, Inc.	1,615	21,886
		262,039
MATERIALS – 3.0%
Glencore PLC	28,371	143,986
Arconic Corp. (a)	1,761	58,123
Sealed Air Corp.	521	35,158
		237,267
REAL ESTATE – 1.2%
The Howard Hughes Corp. (a)	904	91,958
TOTAL COMMON STOCKS – 63.9% (Cost $2,467,454)		5,025,665
PREFERRED STOCKS – 0.5%
CONSUMER STAPLES – 0.4%
Bunge, Ltd. (c), 4.88%	234	29,703

OAKMARK FUNDS

Oakmark Equity and Income Fund	December 31, 2021 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
PREFERRED STOCKS – 0.5% (cont.)
COMMUNICATION SERVICES – 0.1%
Liberty Broadband Corp. (c), 7.00%	171	$4,980
TOTAL PREFERRED STOCKS – 0.5% (Cost $31,393)		34,683
	Par Value	Value
FIXED INCOME – 25.1%
CORPORATE BONDS – 20.5%
FINANCIALS – 5.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
2.45%, due 10/29/26	19,000	19,168
3.40%, due 10/29/33	2,500	2,549
Ally Financial, Inc.
4.70% (5 year Treasury Constant Maturity Rate + 3.868%) (c) (d)	23,750	24,641
2.20%, due 11/02/28	8,750	8,699
3.875%, due 05/21/24	7,950	8,379
Apollo Commercial Real Estate Finance, Inc. REIT, 144A
4.625%, due 06/15/29 (e)	20,373	19,711
Bank of America Corp.
4.45%, due 03/03/26	5,000	5,508
Blackstone Mortgage Trust, Inc. REIT, 144A
3.75%, due 01/15/27 (e)	27,500	27,401
CenterState Bank Corp.
5.75% (SOFRRATE + 5.617%), due 06/01/30 (d)	4,960	5,516
Citigroup, Inc.
3.352% (3 mo. USD LIBOR + 0.897%), due 04/24/25 (d)	22,860	23,874
3.40%, due 05/01/26	15,000	16,092
CNO Financial Group, Inc.
5.25%, due 05/30/25	5,895	6,508
E*TRADE Financial Corp.
2.95%, due 08/24/22	11,965	12,134
Equitable Financial Life Global Funding, 144A
1.70%, due 11/12/26 (e)	15,000	14,805
Extra Space Storage, LP, REIT
2.35%, due 03/15/32	5,750	5,596
JPMorgan Chase & Co.
1.47% (SOFRRATE + .765%), due 09/22/27 (d)	23,000	22,559
1.354% (3 mo. USD LIBOR + 1.230%), due 10/24/23 (d)	19,910	20,029
LPL Holdings, Inc., 144A
4.00%, due 03/15/29 (e)	5,515	5,646
Nasdaq, Inc.
1.65%, due 01/15/31	8,750	8,154
Pershing Square Holdings, Ltd, 144A
3.25%, due 11/15/30 (e)	14,000	14,035
Reinsurance Group of America, Inc.
3.15%, due 06/15/30	6,900	7,194
3.95%, due 09/15/26	4,905	5,323
RGA Global Funding, 144A
2.00%, due 11/30/26 (e)	8,500	8,534
S&P Global, Inc.
2.95%, due 01/22/27	9,810	10,364
Stifel Financial Corp.
4.00%, due 05/15/30	12,242	13,416
SVB Financial Group
2.10%, due 05/15/28	21,500	21,523
1.80%, due 10/28/26	14,250	14,209
4.25% (5 year Treasury Constant Maturity Rate + 3.074%) (c) (d)	4,250	4,309
The Goldman Sachs Group, Inc.
1.948% (SOFRRATE + 0.913%), due 10/21/27 (d)	13,500	13,449
3.20%, due 02/23/23	7,000	7,179
Wells Fargo & Co.
1.359% (3 mo. USD LIBOR + 1.230%), due 10/31/23 (d)	8,603	8,672
2.393% (SOFRRATE + 2.100%), due 06/02/28 (d)	5,000	5,085
		390,261
CONSUMER DISCRETIONARY – 4.5%
Aramark Services, Inc., 144A
6.375%, due 05/01/25 (e)	9,900	10,346
AutoNation, Inc.
1.95%, due 08/01/28	4,940	4,835
Booking Holdings, Inc.
3.60%, due 06/01/26	14,730	15,891
3.55%, due 03/15/28	9,950	10,810
4.625%, due 04/13/30	4,950	5,778
Brunswick Corp.
2.40%, due 08/18/31	19,576	18,792
CCO Holdings LLC / CCO Holdings Capital Corp., 144A
4.75%, due 03/01/30 (e)	2,980	3,099
5.125%, due 05/01/27 (e)	250	258
Charter Communications Operating LLC / Charter Communications Operating Capital
4.20%, due 03/15/28	9,950	10,899
4.50%, due 02/01/24	2,985	3,175
Daimler Trucks Finance North America LLC, 144A
2.50%, due 12/14/31 (e)	3,750	3,754
Expedia Group, Inc.
5.00%, due 02/15/26	22,860	25,437
3.25%, due 02/15/30	5,860	5,986
Hyatt Hotels Corp.
1.80%, due 10/01/24	14,176	14,178
1.30%, due 10/01/23	2,000	2,000
International Game Technology PLC, 144A
6.50%, due 02/15/25 (e)	19,600	21,266
6.25%, due 01/15/27 (e)	200	224
Kontoor Brands Inc, 144A
4.125%, due 11/15/29 (e)	3,300	3,300
Lear Corp.
2.60%, due 01/15/32	14,850	14,643
4.25%, due 05/15/29	7,955	8,776
3.50%, due 05/30/30	6,950	7,460

Oakmark.com

Oakmark Equity and Income Fund	December 31, 2021 (Unaudited)
Schedule of Investments (in thousands)

	Par Value	Value
FIXED INCOME – 25.1% (cont.)
CORPORATE BONDS – 20.5% (cont.)
CONSUMER DISCRETIONARY – 4.5% (cont.)
Lithia Motors, Inc., 144A
3.875%, due 06/01/29 (e)	$4,250	$4,339
4.625%, due 12/15/27 (e)	2,980	3,134
M/I Homes, Inc.
3.95%, due 02/15/30	1,250	1,231
Marriott International, Inc.
2.75%, due 10/15/33	13,750	13,356
4.625%, due 06/15/30	9,400	10,585
4.15%, due 12/01/23	8,094	8,500
3.60%, due 04/15/24	6,960	7,279
MGM Resorts International
4.75%, due 10/15/28	13,875	14,291
6.75%, due 05/01/25	9,850	10,293
Rent-A-Center, Inc., 144A
6.375%, due 02/15/29 (e)	350	365
Sands China, Ltd.
5.40%, due 08/08/28	5,000	5,387
5.125%, due 08/08/25	3,000	3,147
Scientific Games International, Inc., 144A
5.00%, due 10/15/25 (e)	19,910	20,497
Starbucks Corp.
3.80%, due 08/15/25	9,950	10,739
4.00%, due 11/15/28	2,985	3,334
Tapestry, Inc.
3.05%, due 03/15/32	6,375	6,420
The William Carter Co., 144A
5.625%, due 03/15/27 (e)	1,750	1,809
Thor Industries, Inc., 144A
4.00%, due 10/15/29 (e)	19,500	19,305
Tractor Supply Co.
1.75%, due 11/01/30	1,980	1,856
Under Armour, Inc.
3.25%, due 06/15/26	12,565	12,960
Yum! Brands, Inc.
3.875%, due 11/01/23	6,329	6,590
		356,324
INDUSTRIALS – 4.0%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons, LP / Albertsons LLC, 144A
3.50%, due 02/15/23 (e)	12,470	12,688
Bacardi, Ltd., 144A
4.45%, due 05/15/25 (e)	4,900	5,312
BAT Capital Corp.
3.557%, due 08/15/27	6,965	7,310
2.259%, due 03/25/28	2,975	2,901
BAT International Finance PLC
1.668%, due 03/25/26	4,460	4,380
Carlisle Cos., Inc.
2.20%, due 03/01/32	25,000	24,106
Carrier Global Corp.
2.493%, due 02/15/27	4,965	5,104
2.242%, due 02/15/25	4,965	5,086
Delta Air Lines, Inc.
3.80%, due 04/19/23	9,425	9,637
Fedex Corp. Pass Through Trust
1.875%, due 08/20/35	10,317	10,169
Fortune Brands Home & Security, Inc.
4.00%, due 06/15/25	13,430	14,404
4.00%, due 09/21/23	9,945	10,420
GXO Logistics, Inc., 144A
1.65%, due 07/15/26 (e)	6,750	6,586
Hilton Domestic Operating Co., Inc., 144A
4.00%, due 05/01/31 (e)	19,250	19,706
3.625%, due 02/15/32 (e)	13,500	13,429
3.75%, due 05/01/29 (e)	9,000	9,067
Howmet Aerospace, Inc.
3.00%, due 01/15/29	25,500	25,525
6.875%, due 05/01/25	462	531
Kraft Heinz Foods Co.
3.875%, due 05/15/27	1,900	2,054
Lennox International, Inc.
1.35%, due 08/01/25	2,000	1,975
Southwest Airlines Co.
5.125%, due 06/15/27	15,853	18,135
5.25%, due 05/04/25	7,875	8,750
2.625%, due 02/10/30	8,444	8,440
The Boeing Co.
2.70%, due 02/01/27	41,847	42,575
Uber Technologies, Inc., 144A
8.00%, due 11/01/26 (e)	21,430	22,823
7.50%, due 05/15/25 (e)	7,940	8,344
7.50%, due 09/15/27 (e)	4,470	4,865
4.50%, due 08/15/29 (e)	850	866
Viterra Finance BV, 144A
2.00%, due 04/21/26 (e)	6,400	6,362
		311,550
ENERGY – 1.7%
Apergy Corp.
6.375%, due 05/01/26	7,447	7,745
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor, Inc.
2.061%, due 12/15/26	2,500	2,524
Chesapeake Energy Corp, 144A
5.875%, due 02/01/29 (e)	10,000	10,697
Diamondback Energy, Inc.
3.125%, due 03/24/31	7,250	7,480
4.75%, due 05/31/25	2,900	3,178
Florida Gas Transmission Co. LLC, 144A
2.30%, due 10/01/31 (e)	14,750	14,458
Hess Midstream Operations LP, 144A
4.25%, due 02/15/30 (e)	16,970	16,843
NOV, Inc.
3.60%, due 12/01/29	24,835	25,676
Occidental Petroleum Corp.
3.50%, due 08/15/29	1,985	2,037
Parsley Energy LLC / Parsley Finance Corp, 144A
4.125%, due 02/15/28 (e)	20,576	20,705

OAKMARK FUNDS

Oakmark Equity and Income Fund	December 31, 2021 (Unaudited)
Schedule of Investments (in thousands)

	Par Value	Value
FIXED INCOME – 25.1% (cont.)
CORPORATE BONDS – 20.5% (cont.)
ENERGY – 1.7% (cont.)
Schlumberger Holdings Corp., 144A
4.00%, due 12/21/25 (e)	$9,830	$10,593
Vine Energy Holdings LLC, 144A
6.75%, due 04/15/29 (e)	8,000	8,680
		130,616
REAL ESTATE – 1.2%
CBRE Services, Inc.
2.50%, due 04/01/31	10,750	10,744
GLP Capital, LP / GLP Financing II, Inc. REIT
5.375%, due 11/01/23	12,000	12,734
4.00%, due 01/15/31	9,425	10,056
5.75%, due 06/01/28	4,975	5,744
5.25%, due 06/01/25	4,975	5,449
5.375%, due 04/15/26	3,925	4,371
MGM Growth Properties Operating Partnership, LP / MGP Finance Co-Issuer, Inc. REIT
5.625%, due 05/01/24	2,945	3,147
Omega Healthcare Investors, Inc. REIT
5.25%, due 01/15/26	4,982	5,543
4.375%, due 08/01/23	3,098	3,233
RHP Hotel Properties, LP / RHP Finance Corp. REIT, 144A
4.50%, due 02/15/29 (e)	18,000	18,000
Sun Communities Operating, LP REIT
2.70%, due 07/15/31	1,750	1,738
The Howard Hughes Corp., 144A
4.375%, due 02/01/31 (e)	8,750	8,838
5.375%, due 08/01/28 (e)	3,400	3,621
Ventas Realty, LP REIT
3.50%, due 02/01/25	900	949
		94,167
INFORMATION TECHNOLOGY – 1.0%
Apple, Inc.
1.65%, due 02/08/31	9,750	9,530
2.65%, due 02/08/51	6,000	5,923
Avnet, Inc.
4.875%, due 12/01/22	8,275	8,570
Broadcom Corp. / Broadcom Cayman Finance, Ltd.
3.00%, due 01/15/22	6,684	6,689
3.50%, due 01/15/28	4,975	5,318
Broadcom, Inc., 144A
3.469%, due 04/15/34 (e)	9,955	10,426
3.419%, due 04/15/33 (e)	6,950	7,294
Dell International LLC / EMC Corp.
5.45%, due 06/15/23	3,927	4,143
Micron Technology, Inc.
2.703%, due 04/15/32	3,500	3,504
Motorola Solutions, Inc.
4.60%, due 02/23/28	2,985	3,373
NortonLifeLock, Inc.,144A
5.00%, due 04/15/25 (e)	1,000	1,008
NXP BV / NXP Funding LLC / NXP USA, Inc., 144A
2.50%, due 05/11/31 (e)	3,750	3,778
Tyco Electronics Group SA
3.70%, due 02/15/26	9,830	10,586
		80,142
HEALTH CARE – 0.9%
Charles River Laboratories International, Inc., 144A
4.00%, due 03/15/31 (e)	1,350	1,383
Cigna Corp.
2.375%, due 03/15/31	5,850	5,886
CVS Health Corp.
5.00%, due 12/01/24	6,880	7,524
HCA, Inc.
5.625%, due 09/01/28	2,985	3,488
IQVIA, Inc., 144A
5.00%, due 10/15/26 (e)	7,800	8,005
Regeneron Pharmaceuticals, Inc.
1.75%, due 09/15/30	20,959	19,842
Universal Health Services, Inc., 144A
1.65%, due 09/01/26 (e)	7,750	7,611
Zimmer Biomet Holdings, Inc.
2.60%, due 11/24/31	10,850	10,920
3.05%, due 01/15/26	4,965	5,189
3.15%, due 04/01/22	3,810	3,818
		73,666
COMMUNICATION SERVICES – 0.8%
Netflix, Inc.
4.875%, due 04/15/28	33,740	38,464
5.875%, due 02/15/25	11,940	13,418
5.875%, due 11/15/28	6,965	8,375
Netflix, Inc., 144A
5.375%, due 11/15/29 (e)	4,970	5,902
		66,159
MATERIALS – 0.6%
Anglo American Capital PLC, 144A
2.25%, due 03/17/28 (e)	18,750	18,428
Glencore Funding LLC, 144A
3.00%, due 10/27/22 (e)	9,950	10,103
2.625%, due 09/23/31 (e)	10,000	9,730
3.875%, due 10/27/27 (e)	4,950	5,319
		43,580
CONSUMER STAPLES – 0.3%
Altria Group, Inc.
2.45%, due 02/04/32	20,750	19,724
Philip Morris International, Inc.
1.75%, due 11/01/30	2,970	2,829
Smithfield Foods, Inc., 144A
4.25%, due 02/01/27 (e)	995	1,069
Sysco Corp.
2.45%, due 12/14/31	2,000	2,008
		25,630

Oakmark.com

Oakmark Equity and Income Fund	December 31, 2021 (Unaudited)
Schedule of Investments (in thousands)

	Par Value	Value
FIXED INCOME – 25.1% (cont.)
CORPORATE BONDS – 20.5% (cont.)
COMMUNICATIONS – 0.3%
T-Mobile USA, Inc.
3.75%, due 04/15/27	$19,855	$21,514
3.50%, due 04/15/25	1,985	2,104
		23,618
UTILITIES – 0.2%
The Southern Co.
3.75% (5 year Treasury Constant Maturity Rate + 2.915%), due 09/15/51 (d)	13,750	13,750
Total Corporate Bonds (Cost $1,557,457)		1,609,463
GOVERNMENT AND AGENCY SECURITIES – 3.5%
U.S. GOVERNMENT NOTES – 3.5%
United States Treasury Notes
2.00%, due 11/30/22	74,625	75,706
1.75%, due 03/31/22	74,645	74,941
1.125%, due 10/31/26	75,000	74,549
2.125%, due 12/31/22	49,745	50,571
		275,767
Total Government and Agency Securities (Cost $273,529)		275,767
BANK LOANS – 1.0%
INDUSTRIALS – 0.3%
Skymiles IP, Ltd. 2020 Term Loan B
4.75% (3 mo. USD LIBOR + 3.750%), due 10/20/27 (d)	14,000	14,787
Adient US LLC 2021 Term Loan B
3.60% (3 mo. USD LIBOR + 3.500%), due 04/08/28 (d)	5,970	5,964
United Airlines, Inc. 2021 Term Loan B
4.50% (3 mo. USD LIBOR + 3.750%), due 04/21/28 (d) (e)	2,978	2,982
		23,733
HEALTH CARE – 0.2%
Medline Industries, Inc. Usd Term Loan B
3.75% (3 mo. USD LIBOR + 3.250%), due 10/23/28 (d)	20,000	19,991
MATERIALS – 0.2%
Asplundh Tree Expert LLC 2021 Term Loan B
1.85% (3 mo. USD LIBOR + 1.750%), due 09/07/27 (d)	13,865	13,799
ENERGY – 0.2%
Apergy Corp. 2020 Term Loan
6.00% (1 mo. USD LIBOR + 5.000%), due 06/03/27 (d)	12,673	12,826
FINANCIALS – 0.1%
Blackstone Mortgage Trust, Inc. Term Loan B
2.35% (1 mo. USD LIBOR + 2.250%), due 04/23/26 (d)	7,828	7,735
Allspring Buyer LLC Term Loan B
3.75% (6 mo. USD LIBOR + 3.250%), due 11/01/28 (d)	2,661	2,667
		10,402
CONSUMER DISCRETIONARY – 0.0% (f)
Rent A Center, Inc. 2021 First Lien Term Loan B
3.75% (1 mo. USD LIBOR + 3.250%), due 02/17/28 (d)	993	990
Total Bank Loans (Cost $81,286)		81,741
CONVERTIBLE BOND – 0.1%
Peloton Interactive Inc, 144A, 0.00%, due 02/15/26 (e) (g) (Cost $8,487)	10,000	8,475
Total Convertible Bond (Cost $8,487)		8,475
TOTAL FIXED INCOME – 25.1%
(Cost $1,920,759)		1,975,446
SHORT-TERM INVESTMENTS – 10.4%
COMMERCIAL PAPER – 5.9%
American Honda Finance Corp.,
0.15% - 0.24%, due 01/05/22 - 02/04/22 (h)	156,200	156,180
General Mills, Inc., 144A,
0.13% - 0.16%, due 01/03/22 - 01/13/22 (e) (h)	155,750	155,742
Walgreens Boots, 144A,
0.27% - 0.31%, due 01/12/22 - 01/26/22 (e) (h)	113,750	113,734
Anthem, Inc., 144A,
0.10%, due 01/03/22 (e) (h)	38,500	38,500
Total Commercial Paper (Cost $464,161)		464,156
REPURCHASE AGREEMENT – 4.5%
Fixed Income Clearing Corp. Repurchase Agreement, 0.01% dated 12/31/21 due 01/03/22, repurchase price $354,956, collateralized by United States Treasury Bonds, 1.375% - 1.875% due 12/31/28 - 02/15/41, aggregate value plus accrued interest of $362,055 (Cost: $354,956)	354,956	354,956
TOTAL SHORT-TERM INVESTMENTS – 10.4%
(Cost $819,117)		819,112
TOTAL INVESTMENTS – 99.9% (Cost $5,238,723)		7,854,906
Foreign Currencies (Cost $0)(i) – 0.0% (f)		0	(i)
Other Assets In Excess of Liabilities – 0.1%		6,502
NET ASSETS – 100.0%		$7,861,408

(a)	Non-income producing security
(b)	Sponsored American Depositary Receipt
(c)	Security is perpetual and has no stated maturity date.
(d)	Floating Rate Note. Rate shown is as of December 31, 2021.
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers.
(f)	Amount rounds to less than 0.1%.
(g)	Zero Coupon Bond.
(h)	The rate shown represents the annualized yield at the time of purchase; not a coupon rate.
(i)	Amount rounds to less than $1,000.
Abbreviations:
REIT: Real Estate Investment Trust

OAKMARK FUNDS

Oakmark Bond Fund	December 31, 2021 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS – 0.4%
ENERGY – 0.4%
Rattler Midstream, LP	33	$376
TOTAL COMMON STOCKS – 0.4% (Cost $342)		376

PREFERRED STOCKS – 1.5%
COMMUNICATION SERVICES – 1.0%
Liberty Broadband Corp. (a), 7.00%	35	1,004
CONSUMER STAPLES – 0.5%
Bunge, Ltd. (a), 4.88%	3	431
TOTAL PREFERRED STOCKS – 1.5% (Cost $1,265)		1,435

	Par Value	Value
FIXED INCOME – 94.1%

CORPORATE BONDS – 50.5%
INDUSTRIALS – 11.3%
BAT Capital Corp.
2.259%, due 03/25/28	$1,000	$975
Carlisle Cos., Inc.
2.20%, due 03/01/32	500	482
Delta Air Lines, Inc. / SkyMiles IP, Ltd, 144A
4.75%, due 10/20/28 (b)	500	546
Fedex Corp. Pass Through Trust
1.875%, due 08/20/35	947	933
Hilton Domestic Operating Co., Inc., 144A
3.625%, due 02/15/32 (b)	1,000	995
Howmet Aerospace, Inc.
3.00%, due 01/15/29	600	601
6.875%, due 05/01/25	24	28
Kraft Heinz Foods Co.
3.875%, due 05/15/27	500	540
Mozart Debt Merger Sub, 144A
5.25%, due 10/01/29 (b)	500	507
Ritchie Bros Holdings Inc, 144A
4.75%, due 12/15/31 (b)	1,000	1,044
Southwest Airlines Co.
5.125%, due 06/15/27	1,000	1,144
The Boeing Co.
2.70%, due 02/01/27	750	763
Uber Technologies, Inc., 144A
4.50%, due 08/15/29 (b)	1,000	1,018
US Foods, Inc., 144A
4.75%, due 02/15/29 (b)	250	254
Viterra Finance BV, 144A
2.00%, due 04/21/26 (b)	1,000	994
		10,824
FINANCIALS – 9.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.40%, due 10/29/33	500	510
2.45%, due 10/29/26	500	504
Ally Financial, Inc.
4.70% (H15T7Y + 3.481%) (a) (c)	1,000	1,031
2.20%, due 11/02/28	1,000	994
Apollo Commercial Real Estate Finance, Inc. REIT, 144A
4.625%, due 06/15/29 (b)	500	484
Blackstone Mortgage Trust, Inc. REIT, 144A
3.75%, due 01/15/27 (b)	1,000	996
Extra Space Storage, LP, REIT
2.35%, due 03/15/32	1,000	973
LPL Holdings, Inc., 144A
4.00%, due 03/15/29 (b)	500	512
Signature Bank/New York NY
4.00% (AMERIBOR + 3.890%), due 10/15/30 (c)	1,000	1,062
SVB Financial Group
4.25% (H15T5Y + 3.074%) (a) (c)	500	507
1.80%, due 10/28/26	500	499
The Goldman Sachs Group, Inc.
1.948% (SOFRRATE + .913%), due 10/21/27 (c)	1,000	996
		9,068
CONSUMER DISCRETIONARY – 7.6%
Brunswick Corp.
2.40%, due 08/18/31	1,000	960
Daimler Trucks Finance North America LLC, 144A
2.375%, due 12/14/28 (b)	1,000	1,005
Kontoor Brands Inc, 144A
4.125%, due 11/15/29 (b)	500	500
M/I Homes, Inc.
3.95%, due 02/15/30	500	493
Marriott International, Inc.
4.15%, due 12/01/23	1,500	1,575
2.75%, due 10/15/33	1,000	971
3.125%, due 06/15/26	250	260
Rent-A-Center, Inc., 144A
6.375%, due 02/15/29 (b)	500	521
Tapestry, Inc.
3.05%, due 03/15/32	500	504
Thor Industries, Inc., 144A
4.00%, due 10/15/29 (b)	500	495
		7,284
ENERGY – 7.0%
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor, Inc.
2.061%, due 12/15/26	1,000	1,010
Chesapeake Energy Corp, 144A
5.875%, due 02/01/29 (b)	1,000	1,070
Diamondback Energy, Inc.
3.125%, due 03/24/31	500	516
Enable Midstream Partners, LP
4.15%, due 09/15/29	500	535
EQT Corp, 144A
3.125%, due 05/15/26 (b)	100	103
Hess Midstream Operations LP, 144A
4.25%, due 02/15/30 (b)	675	670
NOV, Inc.
3.60%, due 12/01/29	750	775
Parsley Energy LLC / Parsley Finance Corp, 144A
4.125%, due 02/15/28 (b)	1,500	1,509

OAKMARK FUNDS

Oakmark Bond Fund	December 31, 2021 (Unaudited)
Schedule of Investments (in thousands)

	Par Value	Value
FIXED INCOME – 94.1% (cont.)
CORPORATE BONDS – 50.5% (cont.)
ENERGY – 7.0% (cont.)
Weatherford International Ltd, 144A
8.625%, due 04/30/30 (b)	$500	$519
		6,707
HEALTH CARE – 4.4%
Charles River Laboratories International, Inc., 144A
4.00%, due 03/15/31 (b)	500	512
Regeneron Pharmaceuticals, Inc.
1.75%, due 09/15/30	1,250	1,183
Tenet Healthcare Corp, 144A
4.25%, due 06/01/29 (b)	500	508
Universal Health Services, Inc., 144A
1.65%, due 09/01/26 (b)	1,000	982
Zimmer Biomet Holdings, Inc.
2.60%, due 11/24/31	1,000	1,007
		4,192
REAL ESTATE – 3.7%
CBRE Services, Inc.
2.50%, due 04/01/31	1,000	999
GLP Capital, LP / GLP Financing II, Inc. REIT
4.00%, due 01/15/31	500	534
RHP Hotel Properties, LP / RHP Finance Corp. REIT, 144A
4.50%, due 02/15/29 (b)	1,000	1,000
Sun Communities Operating, LP REIT
2.70%, due 07/15/31	1,000	993
		3,526
INFORMATION TECHNOLOGY – 2.1%
Micron Technology, Inc.
2.703%, due 04/15/32	1,000	1,001
NXP BV / NXP Funding LLC / NXP USA, Inc., 144A
2.50%, due 05/11/31 (b)	1,000	1,008
		2,009
MATERIALS – 1.7%
Anglo American Capital PLC, 144A
2.25%, due 03/17/28 (b)	1,000	983
Kraton Polymers LLC / Kraton Polymers Capital Corp, 144A
4.25%, due 12/15/25 (b)	500	517
Novelis Corp, 144A
3.25%, due 11/15/26 (b)	100	101
		1,601
COMMUNICATION SERVICES – 1.3%
T-Mobile USA, Inc.
4.00%, due 04/15/22	1,211	1,218
UTILITIES – 1.0%
The Southern Co.
3.75% (H15T5Y + 2.915%), due 09/15/51 (c)	1,000	1,000
CONSUMER STAPLES – 1.0%
Altria Group, Inc.
2.45%, due 02/04/32	1,000	951
Total Corporate Bonds (Cost $47,934)		48,380

GOVERNMENT AND AGENCY SECURITIES – 36.1%
U.S. GOVERNMENT NOTES – 24.3%
United States Treasury Notes
0.875%, due 09/30/26	11,500	11,302
1.50%, due 09/30/24	4,000	4,064
1.375%, due 10/31/28	4,000	3,987
1.25%, due 06/30/28	3,000	2,972
2.00%, due 08/15/51	500	512
0.75%, due 08/31/26	500	489
		23,326
U.S. GOVERNMENT AGENCIES – 11.8%
Federal Farm Credit Banks Funding Corp.
0.32%, due 12/23/24	5,000	4,902
0.36%, due 09/24/24	4,000	3,937
Federal Home Loan Banks, 0.48%, due 09/10/24	2,500	2,479
		11,318
Total Government and Agency Securities (Cost $35,019)		34,644

BANK LOANS – 7.1%
INDUSTRIALS – 3.2%
Skymiles IP, Ltd. 2020 Term Loan B
4.75% (1 mo. USD LIBOR + 3.75%), due 10/20/27 (c)	1,000	1,056
Adient US LLC 2021 Term Loan B
3.60% (3 mo. USD LIBOR + 3.50%), due 04/08/28 (c)	995	994
United Airlines, Inc. 2021 Term Loan B
4.50% (3 mo. USD LIBOR + 3.75%), due 04/21/28 (b) (c)	993	994
		3,044
CONSUMER DISCRETIONARY – 1.0%
Rent A Center, Inc. 2021 First Lien Term Loan B
3.75% (1 mo. USD LIBOR +3.25%), due 02/17/28 (c)	993	990
MATERIALS – 1.0%
Asplundh Tree Expert LLC 2021 Term Loan B
1.85% (3 mo. USD LIBOR + 1.75%), due 09/07/27 (c)	990	985
ENERGY – 1.0%
Apergy Corp. 2020 Term Loan
6.00% (1 mo. USD LIBOR + 5.00%), due 06/03/27 (c)	925	936
FINANCIALS – 0.9%
Allspring Buyer LLC Term Loan B
3.75% (6 mo. USD LIBOR + 3.25%), due 11/01/28	887	889

Oakmark.com

Oakmark Bond Fund	December 31, 2021 (Unaudited)
Schedule of Investments (in thousands)

	Par Value	Value
FIXED INCOME – 94.1% (cont.)
BANK LOANS – 7.1% (cont.)
Total Bank Loans (Cost $6,789)		6,844

CONVERTIBLE BOND – 0.4%
Peloton Interactive Inc, 144A, 0.00%, due 02/15/26 (b) (d) (Cost $424)	$500	$424
Total Convertible Bond (Cost $424)		424
TOTAL FIXED INCOME – 94.1% (Cost $90,166)		90,292

SHORT-TERM INVESTMENTS – 3.5%
REPURCHASE AGREEMENT – 2.4%
Fixed Income Clearing Corp. Repurchase Agreement, 0.01% dated 12/31/21 due 01/03/22, repurchase price $2,321, collateralized by United States Treasury Note, 1.375% due 12/31/28, value plus accrued interest of $2,368 (Cost: $2,321)	2,321	2,321

COMMERCIAL PAPER – 1.1%
Anthem, Inc., 144A, 0.10%, due 03/01/22 (b) (e) (Cost $1,000)	1,000	1,000
TOTAL SHORT-TERM INVESTMENTS – 3.5% (Cost $3,321)		3,321
TOTAL INVESTMENTS – 99.5% (Cost $95,094)		95,424
Other Assets In Excess of Liabilities – 0.5%		473
NET ASSETS – 100.0%		$95,897

(a)	Security is perpetual and has no stated maturity date.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers.
(c)	Floating Rate Note. Rate shown is as of December 31, 2021.
(d)	Zero Coupon Bond.
(e)	The rate shown represents the annualized yield at the time of purchase; not a coupon rate.

Abbreviations:

REIT: Real Estate Investment Trust

OAKMARK FUNDS

THE OAKMARK FUNDS

Notes to Schedules of Investments (Unaudited)

1. ORGANIZATION

Harris Associates Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust on February 1, 1991 and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The Trust consists of the following series (each individually referred to as “a Fund” or collectively as “the Funds”): Oakmark Fund("Oakmark"), Oakmark Select Fund ("Select"), Oakmark Global Fund ("Global"), Oakmark Global Select Fund ("Global Select"), Oakmark International Fund("International"), Oakmark International Small Cap Fund ("Int'l Small Cap"), Oakmark Equity and Income Fund ("Equity and Income") and the Oakmark Bond Fund ("Bond"). Each Fund, other than Select and Global Select, is diversified in accordance with the 1940 Act. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

2. SIGNIFICANT ACCOUNTING POLICIES

Security valuation

The share price is also called the net asset value (the “NAV”) of a share. The NAV of shares of each class is normally determined by the Funds’ custodian as of the close of regular session trading (usually 4:00 p.m. Eastern time) on the New York Stock Exchange (the “NYSE”) on any day on which the NYSE is open for regular trading. If the NYSE is unexpectedly closed on a day it would normally be open for business, or if the NYSE has an unscheduled early closure, the Funds reserve the right to accept purchase and redemption orders and calculate their share price as of the normally scheduled close of regular trading on the NYSE for that day.

The NYSE is closed on Saturdays and Sundays and on New Year’s Day, the third Mondays in January and February, Good Friday, the last Monday in May, Independence Day, Labor Day, Thanksgiving, and Christmas. If one of these holidays falls on a Saturday or Sunday, the NYSE will be closed on the preceding Friday or the following Monday, respectively. A Fund’s NAV will not be calculated on days when the NYSE is closed. The NAV of a class of Fund shares is determined by dividing the value of the assets attributable to that class, less liabilities attributable to that class, by the number of outstanding shares of that class.

Trading in securities of non-U.S. issuers takes place in various markets on some days and at times when the NYSE is not open for trading. In addition, securities of non-U.S. issuers may not trade on some days when the NYSE is open for trading. The value of the Funds’ portfolio holdings may change on days when the NYSE is not open for trading and you cannot purchase or redeem Fund shares.

Equity securities principally traded on securities exchanges in the United States are valued at the last sale price or the official closing price as of the time of valuation on that exchange, or lacking a reported sale price on the principal exchange at the time of valuation, at the most recent bid quotation. Each over-the-counter security traded on the NASDAQ National Market System shall be valued at the NASDAQ Official Closing Price (“NOCP”), or lacking a NOCP at the time of valuation, at the most recent bid quotation. Other over-the-counter securities are valued at the last sales prices at the time of valuation or, lacking any reported sales on that day, at the most recent bid quotations. Each equity security principally traded on a securities exchange outside the United States shall be valued, depending on local convention or regulation, at the last sale price, the last bid or asked price, the mean between the last bid and asked prices, the official closing price, an auction price, or the pricing convention accepted as the official closing price by MSCI for their index calculations. If there are unexpected disruptions in the primary market or valuations from the primary market are deemed suspect, equity securities may be valued based on a pricing composite or valuations from another exchange as of the close of the regular trading hours on the appropriate exchange or other designated time. The market value of exchange-traded securities is determined by using prices provided by one or more independent pricing services, or, as needed, by obtaining market quotations from independent broker-dealers. Short-term debt instruments (i.e., debt instruments whose maturities or expiration dates at the time of acquisition are one year or less) or money market instruments are valued at the latest bid quotation or an evaluated price from an independent pricing service. If a bid quotation or evaluated price from a pricing vendor is not available for short-term debt instrument or money market instrument maturing in 60 days or less from date of valuation, such instruments are valued at amortized cost, which approximates market value. All other debt instruments are valued at the latest bid quotation or at an evaluated price provided by an independent pricing service. The pricing service may use standard inputs, such as benchmark yields, reported trades, broker-dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, and reference data, including market research publications. For certain security types, additional inputs may be used or some of the standard inputs may not be applicable. Additionally, the pricing service monitors market indicators and industry and economic events, which may serve as a trigger to gather and possibly use additional market data. Options are valued at the mean of the most recent bid and asked quotations. In the event an option is out-of-the-money and no bid is available, a zero value may be assumed as the bid for purposes of calculating the mean of the most recent bid and ask quotations. In the event that designated pricing vendors are unable to provide valuations or timely valuations for Flexible Exchange ("FLEX") options on a given day, each FLEX option purchased or written may be valued using the Option Valuation (OVME) function on Bloomberg. The OVME function requires objective inputs (strike price, exercise style and expiration dates) to derive a valuation using Bloomberg’s proprietary calculations. FLEX options shall be valued at the mid of the buy and sell valuations produced by OVME. If values or prices are not readily available or are deemed unreliable, or if an event that is expected to affect the value of a portfolio security occurs after the close of the primary market or exchange on which that security is traded and before the close of the NYSE, the security will be valued at a fair value determined in good faith in accordance with Fund policies and procedures approved by the Board. The Funds may use a systematic fair valuation model provided by an independent pricing service to value securities of non-U.S. issuers in order to adjust for changes in value that may occur between the close of certain foreign exchanges and the NYSE. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at a current exchange price quoted by an independent pricing service or any major bank or dealer. If such quotations are not available, the rate of exchange will be determined in good faith in accordance with Fund policies and procedures. Although fair valuation may be more commonly used with equity securities of non-U.S. issuers, it also may be used in a range of other circumstances, including thinly-traded domestic securities or fixed-income securities. When fair value pricing is employed, the value of a portfolio security used by a Fund to calculate its NAV may differ from quoted or published prices for the same security.

Fair value measurement

Various inputs are used in determining the value of each Fund’s investments. These inputs are prioritized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk and others)

Level 3 – significant unobservable inputs (including the assumptions of the Adviser in determining the fair value of investments)

Observable inputs are those based on market data obtained from independent sources and unobservable inputs reflect the Adviser’s own assumptions based on the best information available. The input levels are not necessarily an indication of risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2021, in valuing each Fund’s assets and liabilities. Except for the industries or investment types separately stated below, the total amounts for common stocks, fixed income and short-term investments in the table below are presented by industry or investment type in each Fund’s Schedule of Investments. Information on forward foreign currency contracts is presented in each Fund’s Schedule of Investments.

(in thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Oakmark
Common Stocks	$17,092,431	$0	$0
Short Term Investments	0	931,393	0
Total	$17,092,431	$931,393	$0
Select
Common Stocks	$5,406,570	$0	$0
Short Term Investments	0	268,659	0
Call Options Written	(30,000)	0	0
Total	$5,376,570	$268,659	$0
Global
Common Stocks	$1,524,093	$0	$0
Preferred Stocks	3,480	0	0
Short Term Investments	0	22,286	0
Forward Foreign Currency Contracts - Liabilities	0	(236)	0
Total	$1,527,573	$22,050	$0
Global Select
Common Stocks	$1,636,982	$0	$0
Preferred Stocks	22,712	0	0
Short Term Investments	0	48,871	0
Forward Foreign Currency Contracts - Liabilities	0	(232)	0
Total	$1,659,694	$48,639	$0
International
Common Stocks	$26,233,327	$0	$0
Preferred Stocks	389,999	0	0
Short Term Investments	0	685,513	0
Forward Foreign Currency Contracts - Liabilities	0	(4,866)	0
Total	$26,623,326	$680,647	$0
Int'l Small Cap
Common Stocks	$1,593,218	$0	$0
Short Term Investments	0	44,986	0
Forward Foreign Currency Contracts - Liabilities	0	(247)	0
Total	$1,593,218	$44,739	$0
Equity and Income
Common Stocks	$5,025,665	$0	$0
Preferred Stocks	34,683	0	0
Corporate Bonds	0	1,609,463	0
Government and Agency Securities	0	275,767	0
Bank Loans	0	81,741	0
Convertible Bonds	0	8,475	0
Short Term Investments	0	819,112	0
Total	$5,060,348	$2,794,558	$0
Bond
Common Stocks	$376	$0	$0
Preferred Stocks	1,435	0	0
Corporate Bonds	0	48,380	0
Government and Agency Securities	0	34,644	0
Bank Loans	0	6,844	0
Convertible Bond	0	424	0
Short Term Investments	0	3,321	0
Total	$1,811	$93,613	$0

Foreign currency translations

Certain Funds invest in foreign securities, which may involve a number of risk factors and special considerations not present with investments in securities of U.S. corporations. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at current exchange rates obtained by a recognized bank, dealer or independent pricing service on the day of valuation. Purchases and sales of investments and dividend and interest income are converted at the prevailing rate of exchange on the respective dates of such transactions.

Forward foreign currency contracts

Forward foreign currency contracts are agreements to exchange one currency for another at a future date and at a specified price. The Funds’ transactions in forward foreign currency contracts are limited to transaction and portfolio hedging. The contractual amounts of forward foreign currency contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered and could exceed the net unrealized value shown in the tables below. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values. Forward foreign currency contracts are valued at the current day’s interpolated foreign exchange rates. Unrealized gain or loss on the contracts, are measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the end of the period.

At December 31, 2021, Global, Global Select, International and Int’l Small Cap held non-collateralized, forward foreign currency contracts, which are considered derivative instruments. For Global, Global Select, and Int'l Small Cap, the counterparty is Goldman Sachs, and for International, the counterparty is State Street Bank and Trust Company ("State Street"). These forward foreign currency contracts are listed in each Fund's Schedule of Investments.

For the period ended December 31, 2021, the notional value of forward foreign currency contracts opened and the notional value of settled contracts is listed by Fund in the table below (in thousands):

Fund	Currency Contracts Opened	Currency Contracts Settled
Global	$37,893	$38,426
Global Select	35,002	33,373
International	709,037	675,202
Int’l Small Cap	38,406	37,674

Short sales

Each Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or loss, unlimited in size, will be recognized upon the termination of the short sale. Each Fund may sell shares of when-issued securities. Typically, a Fund sells when-issued securities when a company announces a spin-off or re-organization, and the post-spin-off or post-re-organization shares begin trading on a when-issued basis prior to the effective date of the corporate action. A sale of a when-issued security is treated as a short sale for accounting purposes. After the effective date, when shares of the new company are received, any shares sold on a when-issued basis will be delivered to the counterparty. At December 31, 2021, none of the Funds had short sales.

When-issued or delayed-delivery securities

Each Fund may purchase securities on a when-issued or delayed-delivery basis. Although the payment and interest terms of these securities are established at the time a Fund enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase when their value may have changed. A Fund makes such commitments only with the intention of actually acquiring the securities, but may sell the securities before the settlement date if the Adviser deems it advisable for investment reasons. At December 31, 2021, none of the Funds held when-issued securities.

Accounting for options

When a Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire are recorded by the Fund on the expiration date as realized gains from option transactions. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or a loss. If a put option is exercised, the premium reduces the cost basis of the security or currency purchased by the Fund. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. As the writer of a covered call option on a security, a Fund foregoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call. Exercise of an option written by the Fund could result in the Fund selling or buying a security or currency at a price different from the current fair value. Options written by the Fund do not give rise to counterparty credit risk, as they obligate the Fund, not its counterparties, to perform.

When a Fund purchases an option, the premium paid by the Fund is recorded as an asset and is subsequently adjusted to the current fair value of the option purchased. Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. Premiums paid for purchasing options that expire are treated as realized losses. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying security to determine the realized gain or loss. The risks associated with purchasing put and call options are potential loss of the premium paid and, in the instances of OTC derivatives, the failure of the counterparty to honor its obligation under the contract.

No Funds used purchased options for tax management purposes during the period ended December 31, 2021. There were no outstanding purchased options as of December 31, 2021.

Select used options written for tax management purposes during the period ended December 31, 2021. Written options outstanding, if any, are listed on the Fund's Schedule of Investments.

For the period ended December 31, 2021, the amount of premiums paid (received) for equity options purchased and written are listed by Fund in the table below (in thousands):

	Equity	Equity
	Options	Options
Fund	Purchased	Written
Select	$-	$(18,079)

Repurchase agreements

Each Fund may invest in repurchase agreements, which are short-term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future date at a specified price.

The Funds’ custodian receives delivery of the underlying securities collateralizing repurchase agreements. It is the Funds’ policy that the value of the collateral be at least equal to 102% of the repurchase price, including interest. The Adviser is responsible for determining that the value of the collateral is at all times at least equal to 102% of the repurchase price, including interest. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. At December 31, 2021, all of the Funds held repurchase agreements.

Security lending

Each Fund may lend its portfolio securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash, cash equivalents or U.S. Treasury or agency securities maintained on a current basis in an amount at least equal to the fair value of the securities loaned by a Fund. The Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and would also receive an additional return that may be in the form of a fixed fee or a percentage of the earnings on the collateral. The Fund has the right to call the loan and attempt to obtain the securities loaned at any time on notice of not more than five business days. In the event of bankruptcy or other default of the borrower, the Fund could experience delays in liquidating the loan collateral or recovering the loaned securities and incur expenses related to enforcing its rights. There could also be a decline in the value of the collateral or in the fair value of the securities loaned while the Fund seeks to enforce its rights thereto and the Fund could experience subnormal levels of income or lack of access to income during that period. A Fund may not exercise proxy voting rights for a security that is on loan if it is unable to recall the security prior to the record date. The Trust, on behalf of the Funds, has entered into an agreement with State Street to serve as its agent for the purpose of lending securities and maintaining the collateral account.

At December 31, 2021, none of the Funds had securities on loan.

3. INVESTMENTS IN AFFILIATED ISSUERS

A company was considered to be an affiliate of a Fund because that Fund owned 5% or more of the company's voting securities during all or part of the period ended December 31, 2021. Purchase and sale transactions and dividend and interest income earned during the period on these securities are listed after the applicable Fund's Schedule of Investments.

4. SUBSEQUENT EVENTS

The Adviser has evaluated the possibility of subsequent events existing in the Funds' Schedule of Investments. The Adviser has determined that there are no material events that would require adjustment or disclosure in the Funds' Schedule of Investments through the date of the publication of this report.